Baird Municipal Bond Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

MUNICIPAL BONDS - 100.7%	Par	Value
Alabama - 3.5%
Alabama Corrections Institution Finance Authority, 5.00%, 07/01/2037 (Callable 07/01/2032)	$500,000	$561,590
Alabama Special Care Facilities Financing Authority, 5.00%, 06/01/2026 (Callable 06/01/2025)	110,000	111,646
Black Belt Energy Gas District
4.00%, 12/01/2049 (Callable 09/01/2025) (a)	100,000	100,372
5.00%, 05/01/2053 (a)	750,000	781,790
Chilton County Health Care Authority, 3.00%, 11/01/2027 (Callable 11/01/2025)	100,000	97,488
County of Jefferson AL Sewer Revenue, 5.50%, 10/01/2053 (Callable 10/01/2033)	1,000,000	1,088,184
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034 (a)	600,000	601,926
Jacksonville State University, 5.00%, 12/01/2036 (Callable 12/01/2027)	500,000	534,624
Southeast Alabama Gas Supply District/The, 5.00%, 08/01/2054 (Callable 01/01/2032) (a)	500,000	534,581
Southeast Energy Authority A Cooperative District
5.50%, 01/01/2053 (Callable 09/01/2029) (a)	250,000	266,829
5.00%, 05/01/2053 (Callable 05/01/2028) (a)	250,000	259,070
5.00%, 01/01/2054 (Callable 03/01/2030) (a)	1,250,000	1,322,199
5.25%, 01/01/2054 (Callable 04/01/2029) (a)	1,000,000	1,061,921
		7,322,220
Alaska - 0.1%
CIVIC Ventures, 5.00%, 09/01/2027 (Callable 09/01/2025)	200,000	200,891
Arizona - 2.8%
Arizona Industrial Development Authority
5.00%, 07/01/2026 (b)	315,000	317,268
4.00%, 07/15/2027 (b)	125,000	123,179
4.75%, 12/15/2028 (Callable 12/15/2026) (b)	225,000	226,858
4.00%, 07/15/2030 (Callable 07/15/2027) (b)	250,000	244,122
5.00%, 10/01/2030 (Callable 10/01/2026) (b)	100,000	95,045
4.00%, 07/01/2032 (Callable 01/01/2028)	100,000	100,618
3.63%, 05/20/2033	689,885	650,441
5.25%, 11/01/2053 (Callable 11/01/2032)	1,250,000	1,330,147
Chandler Industrial Development Authority, 5.00%, 09/01/2042 (Callable 03/01/2027) (a)(c)	1,000,000	1,030,275
Glendale Industrial Development Authority
4.00%, 05/15/2027 (Callable 05/15/2024)	175,000	170,192
2.13%, 07/01/2033 (Callable 07/01/2029) (c)	730,000	606,707
Industrial Development Authority of the County of Pima, 4.00%, 07/01/2029	25,000	24,647
Salt Verde Financial Corp., 5.25%, 12/01/2026	425,000	436,638
Town of Marana AZ Pledged Excise Revenue
5.00%, 07/01/2037 (Callable 07/01/2029)	190,000	204,560
5.00%, 07/01/2038 (Callable 07/01/2029)	225,000	241,117
5.00%, 07/01/2039 (Callable 07/01/2029)	225,000	239,903
		6,041,717
Arkansas - 0.5%
Arkadelphia Water & Sewer System, 5.00%, 12/01/2053 (Callable 06/01/2029)	450,000	466,522
Batesville Public Facilities Board, 5.00%, 06/01/2026	150,000	152,749
City of Heber Springs AR Sales & Use Tax, 1.63%, 06/01/2047 (Callable 06/01/2028)	160,000	151,745
City of West Memphis AR Public Utility System Revenue, 3.00%, 12/01/2041 (Callable 12/01/2028)	380,000	313,544
		1,084,560
California - 4.3%
California Community Choice Financing Authority, 5.25%, 01/01/2054 (Callable 10/01/2030) (a)	200,000	210,753
California Housing Finance Agency
3.75%, 03/25/2035	483,896	471,728
4.38%, 09/20/2036	497,241	488,779
California Pollution Control Financing Authority, 5.00%, 07/01/2029 (b)	250,000	263,294
California Public Finance Authority
2.38%, 11/15/2028 (Callable 04/22/2024) (b)	275,000	268,446
3.13%, 05/15/2029 (Callable 04/22/2024) (b)	250,000	243,573
California State University, 3.13%, 11/01/2051 (Callable 05/01/2026) (a)	750,000	747,904
City of Los Angeles Department of Airports, 5.00%, 05/15/2033 (Callable 05/15/2029) (c)	500,000	537,902
City of Vernon CA, 5.00%, 08/01/2025	500,000	504,667
Freddie Mac Multifamily ML Certificates, 2.25%, 09/25/2037	1,392,575	1,121,684
Freddie Mac Multifamily Variable Rate Certificate, 2.88%, 07/25/2036	725,275	645,128
Los Alamitos Unified School District, 0.00%, 08/01/2042 (Callable 08/01/2029) (d)	345,000	384,678
Mayers Memorial Hospital District
0.00%, 08/01/2029 (e)	160,000	125,841
0.00%, 08/01/2030 (e)	360,000	268,912
Morongo Unified School District, 0.00%, 08/01/2041 (Callable 08/01/2030) (d)	175,000	178,436
Orland Unified School District, 0.00%, 08/01/2051 (Callable 08/01/2037) (d)	1,000,000	742,783
Regents of the University of California Medical Center, 5.00%, 05/15/2041 (Callable 05/15/2032)	330,000	369,216
Rio Hondo Community College District, 0.00%, 08/01/2031 (e)	545,000	435,142
San Francisco City & County Airport Comm-San Francisco International Airport, 5.75%, 05/01/2048 (Callable 05/01/2033) (c)	1,000,000	1,118,952
Siskiyou Community College District, 0.00%, 08/01/2031 (e)	240,000	188,741
		9,316,559
Colorado - 2.1%
Colorado Bridge Enterprise
4.00%, 12/31/2030 (Callable 12/31/2027) (c)	750,000	750,246
4.00%, 06/30/2031 (Callable 12/31/2027) (c)	250,000	250,087
Colorado Educational & Cultural Facilities Authority
5.00%, 10/01/2028 (Callable 10/01/2025)	350,000	349,303
2.00%, 09/01/2030 (Callable 09/01/2028)	90,000	82,149
5.00%, 10/01/2030 (Callable 10/01/2025)	420,000	417,472
5.00%, 12/01/2038 (Callable 12/01/2028)	75,000	77,944
Colorado Housing and Finance Authority, 0.00%, 11/01/2043 (Callable 05/01/2026) (a)	500,000	500,140
Denver City & County Housing Authority, 5.00%, 07/01/2027 (Callable 07/01/2026)	500,000	518,189
Denver Convention Center Hotel Authority, 5.00%, 12/01/2024	300,000	300,684
Denver Health & Hospital Authority, 5.00%, 12/01/2033 (Callable 12/01/2029)	100,000	104,761
Grand River Hospital District, 5.25%, 12/01/2031 (Callable 12/01/2028)	75,000	80,801
Regional Transportation District, 4.00%, 07/15/2039	110,000	109,843
Vauxmont Metropolitan District, 3.25%, 12/15/2050 (Callable 12/15/2024)	145,000	120,227
Windy Gap Firming Project Water Activity Enterprise, 5.00%, 07/15/2046 (Callable 07/15/2031)	1,000,000	1,078,824
		4,740,670
Connecticut - 1.0%
Connecticut Housing Finance Authority, 2.75%, 11/15/2052 (Callable 05/02/2024) (a)	1,000,000	983,739
Connecticut State Health & Educational Facilities Authority
4.00%, 07/01/2029 (Callable 07/01/2028)	40,000	38,745
4.00%, 07/01/2031 (Callable 07/01/2028)	30,000	28,579
4.00%, 07/01/2043 (Callable 07/01/2033)	1,000,000	994,470
		2,045,533
Florida - 8.2%
Brevard County Health Facilities Authority, 5.00%, 04/01/2052 (Callable 04/01/2032)	750,000	783,674
Capital Trust Agency, Inc., 3.38%, 07/01/2031 (b)	395,000	374,328
City of Cape Coral FL, 5.25%, 10/01/2048 (Callable 10/01/2033)	750,000	842,211
City of Cape Coral FL Water & Sewer Revenue, 5.65%, 03/01/2054 (Callable 03/01/2033)	1,000,000	1,135,439
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	550,000	628,244
City of Gainesville FL, 5.00%, 10/01/2051 (Callable 10/01/2031)	1,000,000	1,063,399
City of Jacksonville FL, 3.64%, 08/01/2036 (Callable 05/01/2024) (a)	500,000	500,000
City of Sunrise FL, 3.00%, 10/01/2050 (Callable 10/01/2030)	1,000,000	752,677
City of Tampa FL
5.00%, 10/01/2047 (Callable 10/01/2032)	1,000,000	1,090,977
5.25%, 10/01/2057 (Callable 10/01/2032)	750,000	822,592
County of Pasco FL, 5.00%, 09/01/2048 (Callable 03/01/2033)	500,000	530,997
County of Sarasota FL, 5.25%, 10/01/2047 (Callable 10/01/2032)	1,000,000	1,104,047
Florida Development Finance Corp.
5.25%, 06/15/2029 (Callable 06/15/2027) (b)	500,000	510,586
5.00%, 08/15/2032 (b)	455,000	458,067
Florida Housing Finance Corp., 4.20%, 01/01/2045 (Callable 01/01/2028)	40,000	39,292
Greater Orlando Aviation Authority, 5.00%, 10/01/2029 (Callable 10/01/2025) (c)	1,000,000	1,015,626
Highlands County Health Facilities Authority
3.64%, 11/15/2035 (Callable 05/01/2024) (a)	2,000,000	2,000,000
3.64%, 11/15/2037 (Callable 05/02/2024) (a)	2,000,000	2,000,000
Mid-Bay Bridge Authority, 5.00%, 10/01/2024	545,000	546,969
Orange County Health Facilities Authority, 5.00%, 08/01/2028 (Callable 08/01/2024)	200,000	200,544
Palm Beach County Educational Facilities Authority
4.00%, 10/01/2027	260,000	262,817
4.00%, 10/01/2028	270,000	274,355
St Johns County Housing Finance Authority, 5.50%, 12/01/2028 (Callable 06/01/2026) (a)(b)	500,000	494,257
		17,431,098
Georgia - 3.2%
Atlanta Urban Residential Finance Authority, 2.00%, 09/01/2025 (Callable 09/01/2024) (a)	200,000	197,313
Bartow County Development Authority, 3.95%, 12/01/2032 (a)	500,000	506,085
Burke County Development Authority, 2.75%, 01/01/2052 (Callable 05/03/2031) (d)	500,000	341,985
City of Atlanta GA Department of Aviation, 5.00%, 07/01/2048 (Callable 07/01/2033) (c)	1,300,000	1,384,791
DeKalb County Housing Authority, 4.00%, 12/01/2033 (Callable 12/01/2030)	1,000,000	1,002,674
Development Authority of Monroe County/The, 1.50%, 01/01/2039 (a)	500,000	482,475
Gainesville & Hall County Development Authority, 3.90%, 11/15/2033 (Callable 05/01/2024) (a)	1,000,000	1,000,000
Main Street Natural Gas, Inc.
4.00%, 08/01/2049 (Callable 09/01/2024) (a)	800,000	801,033
4.00%, 08/01/2052 (Callable 05/01/2027) (a)(b)	400,000	389,196
5.00%, 12/01/2052 (Callable 03/01/2029) (a)	350,000	366,624
		6,472,176
Idaho - 0.5%
Idaho Housing & Finance Association
4.13%, 05/01/2039 (Callable 05/01/2032)	450,000	446,633
3.00%, 05/01/2042 (Callable 05/01/2032)	340,000	275,003
5.75%, 05/01/2058 (Callable 05/01/2031)	500,000	532,612
		1,254,248
Illinois - 7.8%
Chicago Board of Education
0.00%, 12/01/2025 (e)	500,000	467,424
5.50%, 12/01/2026	60,000	61,533
Chicago Board of Education Dedicated Capital Improvement Tax, 5.25%, 04/01/2034 (Callable 04/01/2033)	375,000	426,994
Chicago Midway International Airport
5.00%, 01/01/2027 (c)	500,000	518,215
5.00%, 01/01/2029 (Callable 01/01/2026) (c)	365,000	371,273
Chicago O'Hare International Airport, 5.50%, 01/01/2055 (Callable 01/01/2032) (c)	300,000	322,111
Chicago Transit Authority Sales Tax Receipts Fund, 5.25%, 12/01/2049 (Callable 12/01/2024)	500,000	501,786
City of Chicago IL, 0.00%, 01/01/2027 (e)	100,000	90,875
City of Chicago IL Waterworks Revenue, 5.00%, 11/01/2029 (Callable 11/01/2026)	1,050,000	1,092,299
Cook County Community College District No 508, 5.25%, 12/01/2028 (Callable 04/23/2024)	75,000	75,056
Cook County Community College District No. 508, 5.25%, 12/01/2026 (Callable 04/23/2024)	400,000	400,297
Cook County Community Consolidated School District No 15 Palatine, 5.25%, 06/15/2043 (Callable 06/15/2033)	540,000	593,718
Exceptional Children Have Opportunities, 4.00%, 12/01/2035 (Callable 12/01/2029)	150,000	153,791
Illinois Finance Authority
5.00%, 11/01/2031 (Callable 11/01/2026)	135,000	138,556
5.00%, 05/15/2033 (Callable 11/15/2028)	640,000	672,108
5.00%, 02/15/2036 (Callable 02/15/2027)	400,000	413,091
5.00%, 02/15/2037 (Callable 08/15/2027)	955,000	964,075
4.13%, 11/15/2037 (Callable 11/15/2025)	60,000	59,871
5.00%, 11/15/2039 (Callable 05/15/2025)	300,000	302,351
Illinois Housing Development Authority
3.65%, 04/01/2045 (Callable 04/01/2024) (a)	500,000	500,000
3.65%, 07/01/2065 (Callable 04/01/2024) (a)	500,000	500,000
Illinois Sports Facilities Authority/The, 5.00%, 06/15/2030	1,000,000	1,080,697
Illinois State Toll Highway Authority
5.00%, 01/01/2041 (Callable 07/01/2033)	250,000	283,171
5.00%, 01/01/2045 (Callable 01/01/2031)	580,000	621,762
Joliet Park District, 4.00%, 02/01/2033 (Callable 04/30/2024)	100,000	100,004
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2029 (e)	100,000	83,591
0.00%, 12/15/2034 (e)	500,000	340,501
Moultrie Shelby & Coles Counties Community Unit School District No 300, 5.00%, 12/01/2044 (Callable 06/01/2029)	890,000	926,104
Sangamon & Christian Counties Community Unit School District No. 3A, 5.50%, 02/01/2038 (Callable 02/01/2032)	450,000	502,458
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2044 (Callable 01/01/2034)	250,000	264,519
5.00%, 01/01/2049 (Callable 01/01/2034)	1,000,000	1,053,168
5.00%, 01/01/2054 (Callable 01/01/2034)	1,350,000	1,414,944
State of Illinois, 5.00%, 03/01/2027	200,000	209,745
Upper Illinois River Valley Development Authority, 5.00%, 01/01/2045 (Callable 01/01/2027) (b)	200,000	191,034
Village of Romeoville IL, 5.00%, 10/01/2035 (Callable 04/01/2025)	300,000	301,228
Will County Community High School District No 210 Lincoln-Way, 4.00%, 01/01/2034 (Callable 01/01/2029)	100,000	101,288
Will County Community High School District No. 210
0.00%, 01/01/2027 (e)	95,000	85,061
0.00%, 01/01/2033 (e)	570,000	400,964
Winnebago County Community Unit School District No. 320, 5.00%, 02/01/2032	400,000	444,016
		17,029,679
Indiana - 0.6%
Hammond Local Public Improvement Bond Bank, 5.50%, 07/15/2036 (Callable 07/15/2030)	500,000	532,506
Indiana Finance Authority
2.50%, 11/01/2030	100,000	90,037
5.75%, 06/01/2048 (Callable 12/01/2033)	500,000	551,044
Indiana Health & Educational Facilities Financing Authority, 5.00%, 11/15/2046 (Callable 11/15/2026)	100,000	101,888
St. Joseph County Airport Authority, 0.01%, 07/01/2028 (c)	155,000	131,958
		1,407,433
Iowa - 0.9%
City of Coralville IA, 4.00%, 06/01/2025 (Callable 06/01/2024)	100,000	98,436
City of Stuart IA, 4.75%, 06/01/2026 (Callable 06/01/2025)	680,000	682,413
Iowa Finance Authority, 7.50%, 01/01/2032 (Callable 01/01/2030) (b)	250,000	242,141
Iowa Higher Education Loan Authority, 5.38%, 10/01/2052 (Callable 10/01/2030)	500,000	518,155
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026) (a)	730,000	747,376
		2,288,521
Kansas - 0.3%
City of Coffeyville KS, 5.00%, 06/01/2025 (b)	100,000	99,526
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 03/01/2025)	500,000	499,213
Wyandotte County-Kansas City Unified Government, 0.00%, 12/01/2027 (e)	245,000	210,418
		809,157
Kentucky - 1.4%
Garrard County School District Finance Corp., 5.00%, 08/01/2037 (Callable 08/01/2031)	810,000	897,411
Kentucky Economic Development Finance Authority
0.00%, 10/01/2027 (e)	180,000	156,251
4.00%, 07/01/2031 (Callable 07/01/2025)	100,000	99,171
5.00%, 07/01/2033 (Callable 07/01/2025)	200,000	201,993
Kentucky Public Energy Authority
5.00%, 07/01/2027	525,000	538,891
4.00%, 01/01/2049 (Callable 10/01/2024) (a)	500,000	499,775
4.77% (1 mo. LIBOR US + 1.12%), 12/01/2049 (Callable 03/01/2025) (f)	50,000	49,946
4.00%, 12/01/2050 (Callable 03/01/2026) (a)	250,000	249,510
Louisville/Jefferson County Metropolitan Government, 5.00%, 10/01/2047 (Callable 07/01/2026) (a)	500,000	514,760
		3,207,708
Louisiana - 0.4%
Louisiana Housing Corp., 5.00%, 07/01/2046 (Callable 02/01/2026) (a)	500,000	509,154
Louisiana Public Facilities Authority
5.00%, 10/01/2025	250,000	253,877
6.75%, 10/01/2053 (Callable 07/03/2028) (a)(b)(c)	100,000	106,423
Plaquemines Port Harbor & Terminal District, 4.00%, 03/15/2025 (d)	250,000	249,462
		1,118,916
Maine - 0.4%
City of Lewiston ME, 1.38%, 02/15/2033 (Callable 02/15/2028)	345,000	272,738
Maine Health & Higher Educational Facilities Authority, 5.00%, 07/01/2037 (Callable 07/01/2030)	600,000	642,259
		914,997
Maryland - 1.1%
Howard County Housing Commission, 4.13%, 12/01/2043 (Callable 12/01/2033)	1,000,000	968,405
Maryland Community Development Administration, 4.70%, 03/01/2046 (Callable 03/01/2031)	400,000	403,292
Maryland Economic Development Corp., 5.00%, 06/01/2030 (Callable 06/01/2028)	500,000	525,401
Maryland Health & Higher Educational Facilities Authority, 5.00%, 01/01/2030	100,000	105,723
Montgomery County Housing Opportunities Commission, 5.13%, 01/01/2053 (Callable 01/01/2034)	700,000	744,980
		2,747,801
Massachusetts - 2.1%
Commonwealth of Massachusetts, 2.75%, 03/01/2050 (Callable 03/01/2030)	600,000	433,865
Massachusetts Development Finance Agency
5.00%, 10/01/2024	150,000	150,643
5.00%, 07/15/2025 (b)	50,000	49,844
5.25%, 10/01/2033	775,000	844,726
5.00%, 07/01/2044 (Callable 07/01/2027)	500,000	505,562
Massachusetts Educational Financing Authority
5.00%, 01/01/2027 (Callable 01/01/2025) (c)	500,000	503,076
2.00%, 07/01/2037 (Callable 07/01/2031) (c)	350,000	303,812
4.25%, 07/01/2044 (Callable 07/01/2033) (c)	400,000	394,666
Massachusetts State College Building Authority, 2.00%, 05/01/2041 (Callable 05/01/2030)	295,000	204,117
Town of Middleton MA, 2.00%, 12/15/2038 (Callable 12/15/2030)	1,520,000	1,139,020
		4,529,331
Michigan - 4.5%
Allegan Public School District, 5.00%, 05/01/2037 (Callable 05/01/2033)	250,000	285,669
Ann Arbor School District, 3.00%, 05/01/2027	780,000	774,942
City of Detroit MI, 6.00%, 05/01/2043 (Callable 05/01/2033)	250,000	280,740
Flat Rock Community School District, 5.00%, 05/01/2041 (Callable 05/01/2032)	350,000	383,103
Fraser Public School District
5.00%, 05/01/2038 (Callable 05/01/2033)	400,000	449,835
5.00%, 05/01/2039 (Callable 05/01/2033)	180,000	198,982
5.00%, 05/01/2048 (Callable 05/01/2033)	475,000	507,663
Gobles Public Schools
5.00%, 05/01/2046 (Callable 05/01/2034)	850,000	927,859
5.00%, 05/01/2050 (Callable 05/01/2034)	630,000	685,454
Michigan Finance Authority
4.50%, 10/01/2029 (Callable 10/01/2024)	370,000	370,765
5.00%, 05/15/2035 (Callable 05/15/2025)	1,010,000	1,024,466
5.00%, 10/01/2039 (Callable 10/01/2024)	1,000,000	1,002,641
5.00%, 11/15/2041 (Callable 11/15/2026)	500,000	512,048
5.00%, 07/01/2044 (Callable 07/01/2024)	300,000	300,210
Michigan Strategic Fund, 5.00%, 12/31/2043 (Callable 12/31/2028) (c)	305,000	310,049
Rockford Public Schools, 5.00%, 05/01/2040 (Callable 05/01/2033)	500,000	557,958
Walled Lake Consolidated School District, 5.00%, 05/01/2047 (Callable 05/01/2032)	1,000,000	1,078,703
		9,651,087
Minnesota - 1.5%
City of Virginia MN, 5.00%, 12/15/2026 (Callable 06/15/2025)	1,000,000	1,007,634
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class A, 4.62%, 08/25/2041 (Callable 08/25/2041) (a)	1,000,000	1,019,552
Housing & Redevelopment Authority of The City of St Paul Minnesota, 5.00%, 12/01/2036 (Callable 12/01/2030)	150,000	151,514
Minnesota Housing Finance Agency
4.50%, 01/01/2043 (Callable 01/01/2033)	500,000	501,811
4.25%, 01/01/2049 (Callable 01/01/2028)	135,000	134,578
Northern Municipal Power Agency
5.00%, 01/01/2039 (Callable 01/01/2031)	125,000	135,122
5.00%, 01/01/2040 (Callable 01/01/2031)	100,000	107,483
		3,057,694
Mississippi - 0.7%
City of Gulfport MS, 5.00%, 07/01/2026	100,000	101,848
County of Hinds MS, 4.00%, 11/01/2034 (Callable 11/01/2025)	100,000	98,496
Mississippi Development Bank
5.00%, 11/01/2030 (Callable 11/01/2027)	100,000	99,270
5.25%, 03/01/2045 (Callable 03/01/2028)	150,000	152,104
5.00%, 05/01/2052 (Callable 05/01/2034)	1,000,000	1,064,265
		1,515,983
Missouri - 3.9%
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	1,000,000	999,708
City of Kansas City MO, 0.00%, 02/01/2029 (e)	635,000	527,120
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)	300,000	319,871
Clay County School District No. 40, 5.00%, 04/01/2039 (Callable 04/01/2033)	600,000	646,227
Health & Educational Facilities Authority of the State of Missouri
5.00%, 02/01/2025 (Callable 05/02/2024)	30,000	30,003
4.00%, 08/01/2025	150,000	147,179
5.00%, 11/15/2032 (Callable 11/15/2025)	1,200,000	1,216,432
5.00%, 11/15/2033 (Callable 11/15/2030)	360,000	397,479
Missouri Housing Development Commission, 2.35%, 11/01/2046 (Callable 05/01/2030)	1,000,000	684,081
St Louis Land Clearance for Redevelopment Authority
4.25%, 06/01/2026	80,000	79,729
3.88%, 10/01/2035 (Callable 10/01/2029)	660,000	598,360
5.00%, 04/01/2038 (Callable 04/01/2027)	1,000,000	1,031,599
St Louis Municipal Finance Corp., 5.00%, 10/01/2045 (Callable 10/01/2030)	1,000,000	1,053,381
University City Industrial Development Authority, 5.50%, 06/15/2042 (Callable 06/15/2033)	500,000	504,680
		8,235,849
Montana - 0.5%
City of Forsyth MT, 3.88%, 10/01/2032	750,000	746,450
Montana Facility Finance Authority, 5.00%, 07/01/2033 (Callable 07/01/2028)	500,000	520,995
		1,267,445
Nebraska - 1.1%
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029) (a)	750,000	793,160
County of Sarpy NE, 1.75%, 06/01/2035 (Callable 06/01/2026)	1,750,000	1,343,897
		2,137,057
Nevada - 0.4%
Carson City NV, 5.00%, 09/01/2031 (Callable 09/01/2027)	495,000	513,216
County of Washoe NV, 4.13%, 03/01/2036 (a)(c)	500,000	507,756
		1,020,972
New Hampshire - 0.9%
New Hampshire Business Finance Authority
4.50%, 10/01/2033	1,000,000	1,054,708
4.38%, 09/20/2036	488,852	479,526
4.25%, 07/20/2041	500,000	495,873
		2,030,107
New Jersey - 1.5%
Atlantic City Board of Education, 3.40%, 08/15/2024 (b)	85,000	84,532
New Jersey Housing & Mortgage Finance Agency, 5.00%, 10/01/2063	500,000	511,587
New Jersey Turnpike Authority, 5.00%, 01/01/2028 (h)	1,000,000	1,063,684
Newark Parking Authority
5.25%, 02/01/2043 (Callable 02/01/2033)	200,000	213,324
5.50%, 02/01/2051 (Callable 02/01/2033)	340,000	361,116
South Jersey Transportation Authority, 5.25%, 11/01/2052 (Callable 11/01/2032)	500,000	541,994
Township of Willingboro NJ, 2.13%, 09/01/2033 (Callable 09/01/2028)	225,000	194,327
		2,970,564
New York - 4.9%
Albany County Capital Resource Corp., 3.10%, 07/01/2030	100,000	89,655
Amherst Industrial Development Agency, 3.90%, 04/01/2026 (Callable 04/01/2025) (a)	400,000	399,410
Brookhaven Local Development Corp., 5.00%, 11/01/2024	45,000	45,116
Build NYC Resource Corp., 4.00%, 12/01/2031 (Callable 12/01/2029) (b)	300,000	281,442
City of New York NY, 4.25%, 10/01/2046 (Callable 04/01/2024) (a)	1,800,000	1,800,000
Huntington Local Development Corp., 4.00%, 07/01/2027	195,000	188,926
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	992,570	998,655
New York City Housing Development Corp.
2.55%, 11/01/2045 (Callable 02/01/2029)	1,000,000	722,194
3.00%, 02/15/2048 (Callable 05/15/2024)	500,000	498,393
0.90%, 11/01/2060 (Callable 10/01/2024) (a)	500,000	468,700
New York State Dormitory Authority, 5.00%, 03/15/2048 (Callable 09/15/2028)	250,000	262,252
New York State Environmental Facilities Corp., 5.13%, 09/01/2050 (Callable 06/05/2030) (a)(b)(c)	500,000	512,040
New York State Housing Finance Agency, 3.60%, 11/01/2062 (Callable 06/01/2025) (a)	500,000	497,897
New York Transportation Development Corp.
5.00%, 01/01/2029 (Callable 01/01/2028) (c)	1,000,000	1,036,674
5.63%, 04/01/2040 (Callable 04/01/2031) (c)	250,000	272,721
Onondaga Civic Development Corp., 5.00%, 10/01/2040 (Callable 10/01/2025)	220,000	189,702
Schenectady County Capital Resource Corp., 5.25%, 07/01/2052 (Callable 07/01/2032)	350,000	382,862
Town of Hempstead NY, 2.13%, 06/15/2041 (Callable 06/15/2029)	1,000,000	700,217
Town of Ramapo NY, 3.75%, 03/01/2030 (Callable 04/22/2024)	50,000	45,947
Triborough Bridge & Tunnel Authority, 4.50%, 05/15/2047 (Callable 11/15/2032)	500,000	517,523
Westchester County Local Development Corp.
2.88%, 07/01/2026 (b)	500,000	500,000
5.75%, 11/01/2053 (Callable 11/01/2033)	750,000	861,547
		11,271,873
North Carolina - 1.3%
Fayetteville State University, 5.00%, 04/01/2043 (Callable 04/01/2031)	1,000,000	1,050,749
Greater Asheville Regional Airport Authority
5.25%, 07/01/2038 (Callable 07/01/2032) (c)	350,000	388,946
5.50%, 07/01/2047 (Callable 07/01/2032) (c)	500,000	547,429
North Carolina Housing Finance Agency, 2.85%, 07/01/2040 (Callable 07/01/2029)	460,000	387,002
North Carolina Medical Care Commission, 5.00%, 01/01/2038 (Callable 01/01/2026)	250,000	253,140
Winston-Salem State University, 4.25%, 06/01/2032 (Callable 06/01/2024)	50,000	49,052
		2,676,318
North Dakota - 2.1%
Cass County Joint Water Resource District, 3.45%, 04/01/2027 (Callable 01/01/2026)	1,500,000	1,499,678
City of Horace ND
5.00%, 05/01/2048 (Callable 05/01/2031)	500,000	490,852
6.00%, 05/01/2049 (Callable 05/01/2032)	500,000	528,291
City of Mandan ND Sales Tax Revenue, 3.00%, 09/01/2036 (Callable 09/01/2024)	200,000	177,871
County of Ward ND
5.00%, 06/01/2029 (Callable 06/01/2028)	200,000	194,601
5.00%, 06/01/2031 (Callable 06/01/2028)	300,000	290,293
North Dakota Housing Finance Agency, 5.75%, 01/01/2054 (Callable 07/01/2032)	1,000,000	1,065,416
Williston Parks & Recreation District, 4.50%, 03/01/2025 (Callable 04/17/2024)	50,000	49,447
		4,296,449
Ohio - 2.0%
Akron Bath Copley Joint Township Hospital District, 5.00%, 11/15/2031 (Callable 11/15/2030)	100,000	107,774
Cleveland-Cuyahoga County Port Authority, 5.50%, 08/01/2052 (Callable 08/01/2032)	350,000	369,599
County of Hamilton OH, 5.00%, 02/01/2028 (Callable 05/02/2024)	550,000	550,242
County of Montgomery OH, 3.00%, 08/01/2034 (Callable 02/01/2031)	100,000	94,495
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	470,000	402,732
Ohio Air Quality Development Authority, 4.00%, 09/01/2030 (a)	520,000	522,791
Ohio Housing Finance Agency
6.00%, 02/01/2026 (Callable 02/01/2025) (b)	500,000	503,410
2.90%, 09/01/2045 (Callable 03/01/2029)	800,000	629,593
3.75%, 09/01/2050 (Callable 03/01/2029)	45,000	44,375
Ohio Turnpike & Infrastructure Commission, 5.70%, 02/15/2034 (Callable 02/15/2031) (d)	95,000	112,166
Port of Greater Cincinnati Development Authority, 5.00%, 05/01/2025 (Callable 05/02/2024) (b)	750,000	745,767
Summit County Development Finance Authority, 5.75%, 12/01/2053 (Callable 12/01/2033)	250,000	265,986
		4,348,930
Oklahoma - 1.7%
Canadian County Educational Facilities Authority, 5.00%, 09/01/2029	1,000,000	1,086,683
Muskogee Industrial Trust
4.00%, 09/01/2032 (Callable 09/01/2029)	250,000	249,123
4.00%, 09/01/2033 (Callable 09/01/2029)	500,000	496,439
Oklahoma County Finance Authority, 5.00%, 10/01/2045 (Callable 10/01/2034)	1,000,000	1,093,024
Oklahoma Turnpike Authority, 4.50%, 01/01/2053 (Callable 01/01/2032)	500,000	510,142
		3,435,411
Oregon - 0.4%
Clackamas County Hospital Facility Authority, 5.00%, 05/15/2024	165,000	164,906
Port of Portland OR, 5.00%, 07/01/2028 (c)	425,000	454,125
Salem Hospital Facility Authority, 5.00%, 05/15/2034 (Callable 05/15/2029)	50,000	53,945
Yamhill County Hospital Authority, 2.50%, 11/15/2028 (Callable 04/22/2024)	250,000	227,003
		899,979
Pennsylvania - 5.5%
Borough of Bellevue PA, 2.00%, 04/01/2031 (Callable 04/01/2027)	400,000	351,307
Chester County Industrial Development Authority, 5.00%, 08/01/2035 (Callable 05/02/2024)	135,000	134,996
Delaware County Industrial Development Authority/PA, 4.38%, 06/01/2026 (b)	510,000	506,289
East Hempfield Township Industrial Development Authority, 5.00%, 12/01/2027 (Callable 12/01/2025)	400,000	404,894
Health Care Facilities Authority of Sayre, 4.58% (3 mo. LIBOR US + 0.83%), 12/01/2031 (Callable 05/02/2024) (f)	500,000	478,290
Hempfield School District
2.00%, 04/15/2030 (Callable 04/15/2027)	150,000	135,366
2.00%, 04/15/2031 (Callable 04/15/2027)	200,000	177,111
Highlands School District, 5.00%, 04/15/2032	610,000	681,535
Lancaster County Hospital Authority/PA, 5.00%, 11/01/2040 (Callable 11/01/2029)	275,000	290,962
Mckeesport Area School District, 0.00%, 10/01/2033 (e)	400,000	276,190
Mercer County Industrial Development Authority, 6.13%, 10/01/2050 (Callable 10/01/2025) (b)	650,000	414,853
Montgomery County Industrial Development Authority/PA, 4.10%, 04/01/2053 (a)	1,000,000	1,025,990
Pennsylvania Economic Development Financing Authority, 5.00%, 06/30/2042 (Callable 06/30/2026) (c)	365,000	365,785
Pennsylvania Economic Development Financing Authority Parking System Revenue
0.00%, 01/01/2039 (e)	140,000	75,601
4.25%, 01/01/2050 (Callable 01/01/2032)	1,000,000	973,955
Pennsylvania Higher Educational Facilities Authority, 5.00%, 07/01/2035 (Callable 07/01/2026)	150,000	148,402
Pennsylvania Turnpike Commission
6.38%, 12/01/2038 (Callable 12/01/2027) (d)	45,000	49,473
0.00%, 12/01/2040 (Callable 06/01/2029) (d)	125,000	130,998
0.00%, 12/01/2041 (Callable 12/01/2035) (d)	385,000	355,863
Philadelphia Authority for Industrial Development
5.00%, 09/01/2024	695,000	697,193
5.00%, 06/15/2032 (Callable 06/15/2030)	340,000	345,959
5.25%, 11/01/2052 (Callable 11/01/2032)	250,000	264,029
Ridley School District, 5.00%, 11/15/2050 (Callable 05/15/2032)	1,500,000	1,574,719
State Public School Building Authority
5.00%, 12/01/2029 (Callable 12/01/2026)	925,000	965,032
0.00%, 05/15/2030 (e)	200,000	160,366
Tulpehocken Area School District, 5.25%, 10/01/2049 (Callable 10/01/2031)	500,000	534,034
		11,519,192
Rhode Island - 0.2%
Providence Redevelopment Agency, 5.00%, 04/01/2027 (Callable 04/01/2025)	410,000	413,343
South Carolina - 1.3%
Scago Educational Facilities Corp. for Spartanburg School District No 1, 3.38%, 06/01/2030 (Callable 06/01/2025)	100,000	98,372
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 05/15/2025)	600,000	603,915
4.00%, 08/15/2030 (Callable 08/15/2026)	100,000	100,015
5.25%, 08/15/2033 (Callable 08/15/2026)	150,000	154,682
Spartanburg County School District No 4/SC, 5.25%, 03/01/2052 (Callable 03/01/2032)	1,000,000	1,103,336
Three Rivers Solid Waste Authority/SC, 0.00%, 10/01/2025 (e)	750,000	707,824
		2,768,144
South Dakota - 0.5%
City of Rapid City SD, 5.00%, 12/01/2026	220,000	224,329
City of Rapid City SD Airport Revenue, 4.00%, 12/01/2035 (Callable 12/01/2029)	125,000	122,831
South Dakota Health & Educational Facilities Authority, 4.00%, 11/01/2034 (Callable 11/01/2024)	600,000	600,699
		947,859
Tennessee - 0.9%
Chattanooga Health Educational & Housing Facility Board, 5.00%, 08/01/2033 (Callable 08/01/2029)	250,000	272,823
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 5.25%, 05/01/2053 (Callable 05/01/2033)	500,000	536,617
Nashville & Davidson County Metropolitan Government, 5.00%, 07/01/2037 (Callable 01/01/2034)	500,000	567,996
Tennergy Corp./TN, 5.50%, 10/01/2053 (Callable 09/01/2030) (a)	500,000	534,304
Tennessee Housing Development Agency, 3.85%, 07/01/2043 (Callable 07/01/2027)	220,000	205,903
		2,117,643
Texas - 10.5%
Arlington Higher Education Finance Corp., 4.00%, 08/15/2036 (Callable 08/15/2031)	440,000	445,025
Arlington Housing Finance Corp., 4.50%, 04/01/2041 (Callable 04/01/2026) (a)	1,815,000	1,842,799
Austin-Bergstrom Landhost Enterprises, Inc., 5.00%, 10/01/2035 (Callable 10/01/2027)	100,000	103,051
Bells Independent School District, 5.00%, 02/15/2041 (Callable 08/15/2033)	690,000	768,672
Brazoria County Toll Road Authority, 0.00%, 03/01/2038 (Callable 03/01/2030) (d)	105,000	100,371
Brazos Higher Education Authority, Inc., 2.35%, 04/01/2040 (Callable 04/01/2030) (c)	5,000	4,933
Brushy Creek Regional Utility Authority, Inc., 4.00%, 08/01/2031 (Callable 08/01/2026)	400,000	402,664
Chisum Independent School District, 4.00%, 08/15/2048 (Callable 08/15/2032)	500,000	485,924
City of Magnolia TX, 5.70%, 09/01/2046 (b)	50,000	49,665
Clifton Higher Education Finance Corp., 5.75%, 08/15/2038 (Callable 08/15/2025)	10,000	10,220
Collin County Municipal Utility District No 2, 5.00%, 09/01/2038 (Callable 10/01/2029)	1,000,000	1,051,616
Conroe Municipal Utility District No. 1, 2.25%, 09/01/2035 (Callable 09/01/2027)	620,000	505,770
Dalhart Independent School District, 5.00%, 02/15/2041 (Callable 02/15/2032)	1,000,000	1,102,313
El Paso Housing Finance Corp., 4.50%, 03/01/2026 (a)	500,000	501,010
Eula Independent School District/TX, 4.13%, 02/15/2048 (Callable 02/15/2032)	500,000	495,916
Far North Fort Worth Municipal Utility District No. 1, 4.00%, 09/01/2037 (Callable 10/01/2029)	350,000	344,877
Freddie Mac Multifamily ML Certificates, 3.86%, 01/25/2040 (d)	496,371	478,542
Harris County Cultural Education Facilities Finance Corp., 4.21% (SIFMA Municipal Swap Index + 0.57%), 12/01/2049 (Callable 06/01/2024)	40,000	39,913
Harris County-Houston Sports Authority, 0.00%, 11/15/2025 (e)	500,000	468,260
Houston Higher Education Finance Corp., 3.38%, 10/01/2037 (Callable 05/02/2024)	200,000	169,620
Kendall County Water Control & Improvement District No 2A, 5.00%, 09/01/2046 (Callable 11/01/2030)	510,000	529,593
Matagorda County Navigation District No 1
2.60%, 11/01/2029	575,000	520,815
4.40%, 05/01/2030	70,000	71,603
Mckinney Municipal Utility District No. 1, 3.38%, 09/01/2034 (Callable 05/01/2030)	260,000	253,247
Montgomery County Municipal Utility District No 88, 4.25%, 09/01/2047 (Callable 09/01/2029)	500,000	474,091
Needville Independent School District, 4.25%, 08/15/2053 (Callable 08/15/2031)	1,000,000	990,958
Northwest Harris County Municipal Utility District No. 5, 2.50%, 05/01/2028 (Callable 05/02/2024)	350,000	333,382
Pecos Barstow Toyah Independent School District, 5.00%, 02/15/2042 (Callable 02/15/2026)	1,000,000	1,013,029
Port of Port Arthur Navigation District, 4.35%, 04/01/2040 (Callable 04/01/2024) (a)	1,000,000	1,000,000
Rio Grande City Consolidated Independent School District, 3.00%, 08/15/2034 (Callable 08/15/2030)	250,000	240,184
Slidell Independent School District, 4.38%, 08/15/2053 (Callable 08/15/2032)	1,000,000	1,020,994
Tarrant County Cultural Education Facilities Finance Corp.
2.25%, 11/15/2025	150,000	143,990
5.00%, 11/15/2027 (Callable 11/15/2026)	510,000	515,430
Tarrant County Hospital District, 4.00%, 08/15/2043 (Callable 08/15/2032)	250,000	250,547
Texas Department of Housing & Community Affairs, 3.75%, 09/01/2049 (Callable 09/01/2028)	655,000	602,760
Texas Municipal Gas Acquisition & Supply Corp. III, 5.00%, 12/15/2024	625,000	628,044
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2033) (a)	500,000	559,629
Texas Municipal Gas Acquisition and Supply Corp. I, 6.25%, 12/15/2026	50,000	51,891
Texas Municipal Gas Acquisition and Supply Corp. II, 4.62% (3 mo. Term SOFR + 1.05%), 09/15/2027	185,000	185,043
Texas Public Finance Authority
5.25%, 05/01/2041 (Callable 05/01/2033)	500,000	540,935
5.25%, 05/01/2042 (Callable 05/01/2033)	750,000	808,680
Texas State Affordable Housing Corp., 6.00%, 09/01/2054 (Callable 03/01/2034)	1,000,000	1,103,213
Viridian Municipal Management District
5.00%, 12/01/2037 (Callable 12/01/2029)	150,000	156,697
5.00%, 12/01/2045 (Callable 12/01/2029)	200,000	205,130
6.25%, 12/01/2049 (Callable 12/01/2029)	375,000	388,226
		21,959,272
Utah - 2.3%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2034 (Callable 07/01/2027) (c)	500,000	521,503
5.00%, 07/01/2043 (Callable 07/01/2028) (c)	455,000	467,995
County of Emery UT, 4.15%, 11/01/2024 (Callable 04/01/2024) (a)	1,000,000	1,000,000
Utah Housing Corp.
4.50%, 10/21/2052	1,467,601	1,440,674
6.00%, 12/21/2052	718,954	758,950
6.50%, 05/21/2053	465,457	507,744
		4,696,866
Vermont - 0.2%
Vermont Student Assistance Corp., 5.00%, 06/15/2026 (c)	500,000	511,520
Virginia - 1.7%
Arlington County Industrial Development Authority, 5.00%, 07/01/2053 (Callable 07/01/2030) (a)	1,000,000	1,095,702
Chesapeake Bay Bridge & Tunnel District, 5.50%, 07/01/2025	685,000	690,593
Farmville Industrial Development Authority, 5.38%, 07/01/2053 (Callable 07/01/2028)	150,000	160,575
Louisa Industrial Development Authority, 3.65%, 11/01/2035 (a)	1,000,000	998,469
Virginia Small Business Financing Authority, 5.25%, 10/01/2029 (Callable 10/01/2024)	520,000	523,054
		3,468,393
Washington - 3.0%
City of Lynnwood WA, 4.75%, 12/01/2042 (Callable 12/01/2032)	435,000	467,256
King County Housing Authority, 4.00%, 11/01/2036 (Callable 11/01/2029)	600,000	587,457
Pend Oreille County Public Utility District No 1 Box Canyon, 5.00%, 01/01/2038 (Callable 01/01/2029)	150,000	154,545
Port of Seattle WA
4.00%, 08/01/2036 (Callable 08/01/2031) (c)	300,000	304,180
5.50%, 08/01/2047 (Callable 08/01/2032) (c)	1,335,000	1,456,367
Snohomish County Housing Authority, 4.00%, 04/01/2033 (Callable 04/01/2031)	500,000	517,173
State of Washington, 5.00%, 02/01/2045 (Callable 02/01/2033)	1,000,000	1,104,762
Tacoma Metropolitan Park District, 5.00%, 12/01/2024	1,000,000	1,002,734
Washington Health Care Facilities Authority
5.04% (SIFMA Municipal Swap Index + 1.40%), 01/01/2035 (Callable 07/01/2024)	90,000	90,009
5.00%, 08/15/2037 (Callable 02/15/2028)	300,000	312,505
5.00%, 08/01/2049 (Callable 08/01/2029)	250,000	257,587
		6,254,575
West Virginia - 0.4%
West Virginia Economic Development Authority, 1.00%, 01/01/2041 (a)(c)	1,000,000	943,511
Wisconsin - 5.4%
Appleton Redevelopment Authority, 3.60%, 06/01/2036 (Callable 04/01/2024) (a)	500,000	500,000
Boscobel Area School District, 5.00%, 03/01/2038 (Callable 03/01/2031)	735,000	801,836
City of Wausau WI, 2.75%, 05/01/2039 (Callable 05/01/2027)	860,000	682,608
County of Waushara WI, 4.50%, 06/01/2027 (Callable 06/01/2025)	500,000	507,303
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	1,000,000	1,021,940
Howard-Suamico School District/WI, 1.63%, 03/01/2031 (Callable 03/01/2028)	750,000	631,672
Palmyra-Eagle Area School District/WI, 3.00%, 03/01/2025 (Callable 05/02/2024)	75,000	73,571
Public Finance Authority
5.00%, 05/15/2026 (Callable 05/15/2025) (b)	250,000	248,796
9.00%, 11/01/2028 (Callable 11/01/2027) (b)	275,000	275,593
3.25%, 01/01/2029	130,000	122,851
0.00%, 09/01/2029 (Callable 09/01/2026) (b)(e)	750,000	501,321
6.13%, 12/15/2029 (Callable 12/15/2027) (b)	500,000	495,815
5.00%, 01/01/2031 (Callable 01/01/2030)	550,000	586,790
5.00%, 10/01/2044 (Callable 04/01/2029)	250,000	259,063
4.00%, 01/01/2046 (Callable 01/01/2027)	1,000,000	811,013
3.30%, 10/01/2046 (a)	445,000	440,367
Westosha Central High School District, 1.60%, 03/01/2031 (Callable 03/01/2028)	400,000	332,227
Wisconsin Center District, 0.00%, 12/15/2038 (Callable 12/15/2030) (e)	755,000	405,692
Wisconsin Health & Educational Facilities Authority
5.00%, 08/01/2027 (Callable 07/01/2026) (b)	1,000,000	1,022,589
5.00%, 03/01/2028 (Callable 04/22/2024)	300,000	295,210
5.50%, 12/01/2052 (Callable 12/01/2032)	250,000	273,241
5.49%, 02/15/2053 (Callable 04/01/2024) (a)	500,000	500,000
Wisconsin Housing & Economic Development Authority
3.50%, 07/01/2025 (b)	25,000	24,383
2.45%, 11/01/2046 (Callable 05/01/2030)	1,500,000	1,022,939
		11,836,820
Wyoming - 0.2%
Carbon County Specific Purpose Tax Joint Powers Board, 5.00%, 06/15/2025	100,000	101,376
Sublette County Hospital District, 5.00%, 06/15/2026 (Callable 06/15/2025)	500,000	498,875
		600,251
TOTAL MUNICIPAL BONDS (Cost $214,842,882)		216,816,322

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%	Shares
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.34%(g)	1,134,868	1,134,868

TOTAL SHORT-TERM INVESTMENTS (Cost $1,134,868)		1,134,868

TOTAL INVESTMENTS - 101.2% (Cost $215,977,750)		$217,951,190
Liabilities in Excess of Other Assets - (1.2)%		(2,538,534)
TOTAL NET ASSETS - 100.0%		$215,412,656

Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $10,863,682 or 5.0% of the Fund’s net assets.

(c)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2024, the total value of securities subject to the AMT was $17,951,654 or 8.2% of net assets.
(d)	Step coupon bond. The rate disclosed is as of March 31, 2024.
(e)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g) (h)	The rate shown represents the 7-day effective yield as of March 31, 2024. Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Municipal Bond Fund
Summary of Fair Value Exposure at March 31, 2024 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	–	216,816,322	–	216,816,322
Money Market Funds	1,134,868	–	–	1,134,868
Total Assets	1,134,868	216,816,322	–	217,951,190

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

Refer to the Schedule of Investments for industry classifications.